Stock-based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unit-based compensation expense	$ 28,586	$ 2,485
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unit-based compensation expense	27,665	2,217
Product development expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unit-based compensation expense	$ 921	$ 268